Consolidated Balance Sheets (CAD)	Feb. 28, 2013	Feb. 29, 2012
Current
Cash and cash equivalents	140	7
Goods and services tax receivable	976	3,738
Marketable securities (Note 3)	24,090	28,104
Prepaid expenses and deposits	3,615	3,615
Due from related party (Note 7)	1,240
Total Current Assets	30,061	35,464
Property and equipment (Note 4)	3,165	4,098
Total Assets	33,226	39,562
Current
Bank overdraft		1,344
Accounts payable (Note 6)	165,383	143,325
Accrued liabilities	18,500	19,000
Due to related parties (Note 7)	339,197	396,112
Derivative liabilities (Note 13)		29,637
Total Liabilities	523,080	589,418
Stockholders' deficit
Capital stock (Note 9) Authorized 200,000,000 common shares without par value ,Issued and outstanding February 28, 2013 & February 29, 2012 - 99,593,825 common shares	13,631,647	13,629,952
Donated capital	591,174	534,510
Accumulated other comprehensive loss	(4,015)
Deficit, accumulated from prior operations	(7,524,145)	(7,524,145)
Deficit, accumulated during the exploration stage	(7,184,515)	(7,190,173)
Total Stockholders' deficit	(489,854)	(549,856)
Total Liabilities and Stockholders' Deficit	33,226	39,562